General (Details) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Mar. 17, 2025	Jan. 30, 2025 USD ($)	Jun. 30, 2024 USD ($) shares	Oct. 31, 2024 ₪ / shares shares	Oct. 31, 2024 $ / shares shares	Nov. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Jan. 16, 2025 USD ($)	Oct. 24, 2023 $ / shares	Nov. 25, 2022 $ / shares
General [Line Items]
Gross revenue limit								$ 1,235,000
Value of ordinary shares and warrants held by non-affiliates								700,000
Value of non-convertible debt securities issued								1,000,000
Net proceeds		$ 2,200					$ 13,300	1,200
Net proceeds from secondary						$ 1,700
Aggregate net proceeds								20,500
Net proceeds from ordinary shares under ATM program								1,200
Accumulated losses								$ (37,209)	$ (29,102)
minimum bid price requirement of the NASDAQ (in Dollars per share) | $ / shares												$ 1
Consecutive business days											30 days	30 days
Represent the minimum bid price requirement of the NASDAQ (in Dollars per share) | $ / shares											$ 1
Stockholders equity requirement										$ 2,500
Standby Equity Purchase Agreement [Member]
General [Line Items]
Ordinary shares issued (in Shares) | shares			102,392
SEPA for net proceeds			$ 4,400
Ordinary Shares [Member]
General [Line Items]
Reverse stock split, description	1-for-4			1-for-20	1-for-20
Reverse stock split, shares issued and outstanding (in Shares) | shares				20	20
Number of shares combined in reverse split (in Shares) | shares				1	1
Reverse split par value | (per share)				₪ 0.01	$ 0
Ordinary shares issued (in Shares) | shares									307,175